Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE AND OTHER INCOME
Oil and gas sales	CAD 3,303.1	CAD 2,548.5
Royalties	(472.2)	(363.9)
Oil and gas revenue	2,830.9	2,184.6
Derivative losses	(62.4)	(238.1)
Other income (loss)	27.8	(6.6)
Revenue and other income	2,796.3	1,939.9
EXPENSES
Operating	807.2	691.9
Transportation	133.8	130.0
General and administrative	98.0	100.9
Interest on long-term debt	162.3	158.2
Foreign exchange gain	(215.7)	(131.3)
Share-based compensation	62.0	57.7
Depletion, depreciation, amortization and impairment	1,741.4	2,220.1
Accretion	30.9	26.2
Total Expenses	2,819.9	3,253.7
Net income (loss) before tax	(23.6)	(1,313.8)
Deferred tax:
Current	(1.7)	0.2
Deferred	102.1	(381.3)
Share-based compensation	62.1	75.4
Net income (loss)	(124.0)	(932.7)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation of foreign operations	(160.3)	(59.3)
Comprehensive income (loss)	CAD (284.3)	CAD (992.0)
Net income (loss) per share
Basic (in cad per share)	CAD (0.23)	CAD (1.81)
Diluted (in cad per share)	CAD (0.23)	CAD (1.81)